PACE® Select Advisors Trust

June 4, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Municipal Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series of PACE Select Advisors Trust (the "funds") regarding the portfolio management team for UBS Asset Management (Americas) Inc., the funds' manager ("UBS AM"). Effective as of May 31, 2021, Joseph Sciortino, Steve Bienashski, Ned Sienko, Russell Sinder and Vincent Russo have ceased serving as portfolio managers for certain funds. In addition, effective as of May 31, 2021, Mayoor Joshi, David Kelly, Chris Andersen and Edward Eccles have been added as portfolio managers for certain funds.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Joseph Sciortino, Steve Bienashski, Ned Sienko, Russell Sinder and Vincent Russo in the Prospectuses and SAI are deleted in their entirety.

ZS-1108

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for each of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

• UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, Gina Toth, CFA, Executive Director and Portfolio Manager, and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 1995, 2013 and 2009, respectively. David Kelly, Executive Director and Portfolio Manager, and Christopher Andersen, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since May 2021.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for each of PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

• UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 1995 and 2009, respectively. Gina Toth, CFA, Executive Director and Portfolio Manager, and Mayoor Joshi, Director and Portfolio Manager, have been portfolio managers of the fund since 2019. Edward Eccles, Executive Director and Portfolio Manager, and Christopher Andersen, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since May 2021.

The section captioned "Fund summary" and sub-captioned "Portfolio management team" for PACE Alternative Strategies Investments in the Multi-Class Prospectus and the Class P Prospectus is revised by replacing the first bullet point of that section in its entirety with the following:

• UBS AM—Mabel Lung, CFA, Managing Director and Portfolio Manager, Gina Toth, CFA, Executive Director and Portfolio Manager, and Fred Lee, CFA, Executive Director and Portfolio Manager, have been portfolio managers of the fund since 2006, 2013 and 2009, respectively. Edward Eccles, Executive Director and Portfolio Manager, Christopher Andersen, CFA, Executive Director and Portfolio Manager, David Kelly, Executive Director and Portfolio Manager, and Mayoor Joshi, Director and Portfolio Manager, have been portfolio managers of the fund since May 2021.

The section captioned "Management" and sub-captioned "All Funds" beginning on page 142 of the Multi-Class Prospectus, and the section captioned "Management" and sub-captioned "All Funds (except UBS Government Money Market Investments Fund)" on page 142 of the Class P Prospectus, is revised by replacing the first paragraph of that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. Mabel Lung, Gina Toth, Fred Lee, David Kelly and Christopher Andersen are jointly and primarily responsible for the day-to-day management of PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments. Mabel Lung, Fred Lee, Gina Toth, Mayoor Joshi, Edward Eccles and Christopher Andersen

are jointly and primarily responsible for the day-to-day management of PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments. Mabel Lung, Gina Toth, Fred Lee, Edward Eccles, Christopher Andersen, David Kelly and Mayoor Joshi are jointly and primarily responsible for the day-to-day management of PACE Alternative Strategies Investments. UBS AM uses "associated persons" employed by an affiliate of UBS AM, UBS AM (UK), in its provision of investment advisory services to the fund under a "participating affiliate" arrangement.

The same section of each Prospectus is revised by adding the following as the last three paragraphs of that section:

Christopher Andersen, CFA, is Head of Portfolio Management for Americas House View Portfolios for UBS AM. Mr. Andersen is responsible for leading the portfolio management activities of portfolios offered to UBS Financial Services Inc. ("UBS Financial Services") clients that are aligned with UBS Financial Services House Views. In that capacity, he leads a team of portfolio managers responsible for the House View Portfolios, which implement the House View's strategic and tactical asset allocations, with passive and active pooled vehicles and individual securities. Mr. Andersen is deputy-chair and a voting member of the Managed Account Solutions Investment Committee. Prior to joining UBS AM in 2020, Mr. Andersen served as Head of Portfolio Construction Americas for UBS Financial Services since 2018. He led the portfolio management activities of the team of portfolio managers responsible for the UBS Managed Portfolios (renamed as House View Portfolios). He chaired the Investment Management Investment Committee and was a member of the Investment Management Research Committee. Prior to joining UBS in 2012, Mr. Andersen spent 15 years with New York Life Investment Management overseeing the company's Investment Consulting Group.

David Kelly is a portfolio manager for Americas House View Portfolios for UBS AM. Mr. Kelly is responsible for managing portfolios offered to UBS Financial Services clients that are aligned with UBS Financial Services House Views. He is a voting member of the Managed Account Solutions Investment Committee. Prior to joining UBS AM in May 2021, Mr. Kelly was a portfolio manager in the Investment Management group of UBS Financial Services, where he was responsible for strategy selection, portfolio construction and management of the multi-managed strategies. Mr. Kelly was a voting member of the Investment Management Investment Committee and was a member of the Investment Management Research Committee. Prior to joining UBS in 2004, Mr. Kelly worked at Merrill Lynch for 15 years where he served in a variety of municipal and taxable fixed income capacities, including private client sales, municipal new issue marketing and fixed income portfolio construction.

Edward Eccles is a portfolio manager for Americas House View Portfolios for UBS AM. Mr. Eccles is responsible for managing portfolios offered to UBS Financial Services clients that are aligned with UBS Financial Services House Views. Mr. Eccles is a voting member of the Managed Account Solutions Investment Committee. Prior to joining UBS AM in 2020, Mr. Eccles was a portfolio manager in the Investment Management group of UBS Financial Services, where he was responsible for strategy selection, portfolio construction and management of multi-managed strategies. He was a member of the Investment Management Investment Committee and was a member of the Investment Management Research Committee. Prior to joining UBS in 2018, Mr. Eccles worked at Oppenheimer Asset Management where he held roles as a senior alternatives analyst before being promoted to Director of Investment Manager Research. Prior to joining Oppenheimer, Mr. Eccles worked at Morgan Stanley as an investment manager research analyst.

The section captioned "Portfolio managers" and sub-captioned "All funds—UBS Asset Management (Americas) Inc." beginning on page 146 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

UBS AM utilizes a team approach in managing each fund. The portfolio managers for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments and PACE High Yield Investments are Mabel Lung, Gina Toth, Fred Lee, David Kelly and Christopher Andersen. The portfolio managers for PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments and PACE Global Real Estate Securities Investments are Mabel Lung, Fred Lee, Gina Toth, Edward Eccles, Christopher Andersen and Mayoor Joshi. The portfolio managers for PACE Alternative Strategies Investments are Mabel Lung, Gina Toth, Fred Lee, Edward Eccles, Christopher Andersen, David Kelly and Mayoor Joshi. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2020 (in the case of Mabel Lung, Gina Toth, Fred Lee and Mayoor Joshi) or April 30, 2021 (in the case of David Kelly, Christopher Andersen and Edward Eccles):

The same section of the SAI is revised by replacing the footnote under the table for Mayoor Joshi with the following:

  *  Includes all PACE Funds, except PACE Alternative Strategies Investments, managed by portfolio manager noted above with a total of approximately $4,082 million of assets managed for such funds. Does not include PACE Alternative Strategies Investments as such portfolio manager commenced managing such fund on May 31, 2021.

The same section of the SAI is revised by inserting the following as the last tables of that section:

David Kelly:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

  *  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on May 31, 2021.

Christopher Andersen:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	96,970
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$20,869
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

  *  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on May 31, 2021.

Edward Eccles:

	Registered investment companies*	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	0	0	96,970
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$20,869
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

  *  Does not include the PACE funds managed by portfolio manager as such portfolio manager commenced managing such funds on May 31, 2021.

The same section of the SAI is revised by replacing the first paragraph under the sub-caption "Ownership of fund shares" with the following:

Ownership of fund shares. The following table sets forth the dollar ranges of equity securities in the funds beneficially owned by each portfolio manager as of July 31, 2020 (in the case of Mabel Lung, Gina Toth, Fred Lee and Mayoor Joshi) or April 30, 2021 (in the case of David Kelly, Christopher Andersen and Edward Eccles):

The same section of the SAI is revised by inserting the following as the last tables under the sub-caption "Ownership of fund shares":

Portfolio Manager/Fund	Range of shares owned
David Kelly PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Alternative Strategies Investments	None

Portfolio Manager/Fund	Range of shares owned
Christopher Andersen PACE Mortgage-Backed Securities Fixed Income Investments	None
PACE Intermediate Fixed Income Investments	None
PACE Strategic Fixed Income Investments	None
PACE Municipal Fixed Income Investments	None
PACE Global Fixed Income Investments	None
PACE High Yield Investments	None
PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None
Edward Eccles PACE Large Co Value Equity Investments	None
PACE Large Co Growth Equity Investments	None
PACE Small/Medium Co Value Equity Investments	None
PACE Small/Medium Co Growth Equity Investments	None
PACE International Equity Investments	None
PACE International Emerging Markets Equity Investments	None
PACE Global Real Estate Securities Investments	None
PACE Alternative Strategies Investments	None

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2021. All rights reserved.
UBS Asset Management (Americas) Inc.